                        Wanger International Small Cap

                       Supplement dated August 31, 2001
       to Prospectus dated May 1, 2001 of Wanger International Small Cap

Effective immediately, the section entitled "Portfolio Managers" on pages 11 and 12 of the Fund's Prospectus will be deleted and replaced with the following:

                              The Investment Team

Chris Olson and Todd Narter are co-portfolio managers of both Wanger International Small Cap and Wanger Foreign Forty. Mr. Olson has been a member of the international analytical team at Liberty WAM since January 2001 and has co-managed Wanger International Small Cap and Wanger Foreign Forty since September 2001. Mr. Olson also is a co-portfolio manager of Liberty Acorn Foreign Forty, a series of Liberty Acorn Trust. Prior to joining Liberty WAM, Mr. Olson was most recently a director and portfolio strategy analyst with UBS Asset Management/Brinson Partners. He is a CFA and earned a BA from Middlebury College, a MBA from the University of Pennsylvania's Wharton School of Business and a MA in International Studies from the University of Pennsylvania's School of Arts and Sciences.

Mr. Narter has been a member of the international analytical team at Liberty WAM since June 1997 and has co-managed Wanger International Small Cap and Wanger Foreign Forty since September 2001. Mr. Narter also is a co-portfolio manager of Liberty Acorn Foreign Forty, a series of Liberty Acorn Trust. Prior to joining Liberty WAM, Mr. Narter spent seven years working in Japan in the electronics industry, mainly as a product manager for Teradyne. He is a CFA and earned a BS from the University of Texas and a MS from Stanford University.

                             Wanger Foreign Forty

                       Supplement dated August 31, 2001
            to Prospectus dated May 1, 2001 of Wanger Foreign Forty

Effective immediately, the section entitled "Portfolio Managers" on page 11 of the Fund's Prospectus will be deleted and replaced with the following:

                              The Investment Team

Chris Olson and Todd Narter are co-portfolio managers of both Wanger International Small Cap and Wanger Foreign Forty. Mr. Olson has been a member of the international analytical team at Liberty WAM since January 2001 and has co-managed Wanger International Small Cap and Wanger Foreign Forty since September 2001. Mr. Olson also is a co-portfolio manager of Liberty Acorn Foreign Forty, a series of Liberty Acorn Trust. Prior to joining Liberty WAM, Mr. Olson was most recently a director and portfolio strategy analyst with UBS Asset Management/Brinson Partners. He is a CFA and earned a BA from Middlebury College, a MBA from the University of Pennsylvania's Wharton School of Business and a MA in International Studies from the University of Pennsylvania's School of Arts and Sciences.

Mr. Narter has been a member of the international analytical team at Liberty WAM since June 1997 and has co-managed Wanger International Small Cap and Wanger Foreign Forty since September 2001. Mr. Narter also is a co-portfolio manager of Liberty Acorn Foreign Forty, a series of Liberty Acorn Trust. Prior to joining Liberty WAM, Mr. Narter spent seven years working in Japan in the electronics industry, mainly as a product manager for Teradyne. He is a CFA and earned a BS from the University of Texas and a MS from Stanford University.